Borrowings (Detail Textuals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Long-term Federal Home Loan Bank Advances	$ 43,000,000	$ 24,000,000
Bank
Short-term Debt [Line Items]
Long-term Federal Home Loan Bank Advances	43,000,000	24,000,000
Federal funds purchased | Bank
Short-term Debt [Line Items]
Maximum borrowing capacity of federal funds on unsecured basis	40,000,000
Maximum borrowing capacity of federal funds on secured basis	7,800,000
Amount of FHLB advances which may be called early	10,000,000
Maximum additional borrowing amount under agreement with FHLB	$ 230,600,000